Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue:						$ 50,000
Costs and expenses:
Selling, general and administrative (including stock-based compensation)	$ 145,000	$ 41,000	$ 292,000	$ 81,000	315,000	325,000
Sales and marketing	18,000	10,000	26,000	27,000
Professional Services	167,000	407,000	445,000	686,000	1,262,000	722,000
Research & Development		266,000	50,000	445,000	1,147,000	1,226,000
Amortization	279,000	280,000	559,000	560,000	1,120,000	1,113,000
Other General Expenses					184,000	68,000
Rent and utilities	5,000		9,000
Other operating expenses	12,000	4,000	15,000	12,000
Total costs and expenses	626,000	1,008,000	1,396,000	1,811,000	4,028,000	3,454,000
Operating loss	(626,000)	(1,008,000)	(1,396,000)	(1,811,000)	(4,028,000)	(3,404,000)
Other income (expense):
Interest income	3,000	3,000	7,000	7,000	13,000	24,000
Other income				52,000	52,000	66,000
Interest expense	(261,000)	(116,000)	(491,000)	(217,000)	(444,000)	(462,000)
Impairment of investment						(4,100,000)
Loss from operations before income taxes	(884,000)	(1,121,000)	(1,880,000)	(1,969,000)	(4,407,000)	(7,876,000)
Income tax benefit						621,000
Loss from operations	(884,000)	(1,121,000)	(1,880,000)	(1,969,000)
Net loss	(884,000)	(1,121,000)	(1,880,000)	(1,969,000)	(4,407,000)	(7,255,000)
Loss from operations attributed to noncontrolling interest	(5,000)	19,000	31,000	30,000	71,000	204,000
Net loss attributable to common stockholders	$ (889,000)	$ (1,102,000)	$ (1,849,000)	$ (1,939,000)	$ (4,336,000)	$ (7,051,000)
Loss per common share:
Basic	$ (0.09)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.07)	$ (0.10)
Diluted	$ (0.09)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.07)	$ (0.10)
Shares used in computing loss per common share:
Basic	9,997,703	70,496,041	9,996,705	70,496,041	60,248,078	70,496,041
Diluted	9,997,703	70,496,041	9,996,705	70,496,041	60,248,078	70,496,041